UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment /_/; Amendment number:__
This amendment (check only one.):    /_/  is a restatement.
                                    /_/  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Emerging Global Advisors, LLC

Address:     155 West 19th Street
             New York, NY 10011

Form 13F File Number: 028-15237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name:  Robert C. Holderith
Title: President
Phone: (212) 337-7115

Signature, place, and date of signing:

/s/ Robert C. Holderith
-----------------------
Robert C. Holderith
New York, NY
May 14, 2013

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

     0

FORM 13F Information Table Entry Total:

     41

FORM 13F Information Table Value Total:

     $222,046 (thousands)


List of other included managers:

Provide a numbered list of the name(s) and FORM 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

Name of Reporting Manager:
Emerging Global Advisors, LLC

Report as of March 31, 2013

Form 13F Information Table








                                                                    Market       Amount        Investment            Voting
                                       Title of                     Value        and Type      Discretion  Other     Authority
Name of Issuer                         Class             CUSIP       (x $1,000)  of Security*  Sole        Managers  Sole
-------------------------------------  ----------------  ---------  -----------  ------------  ----------  --------  ---------

CIA DE BEBIDAS DAS AMERICAS ADR        SPON ADR PFD      20441W203  $   84,433      1,994,628   1,994,628            1,994,628
AMERICA MOVIL SAB DE CV                SPON ADR L SHS    02364W105  $      722         34,449      34,449               34,449
ANGLOGOLD ASHANTI LTD - ADR            SPONSORED ADR     035128206  $      214          9,096       9,096                9,096
BANCO BRADESCO SA ADR                  SP ADR PFD NEW    059460303  $      787         46,228      46,228               46,228
BAIDU INC                              SPON ADR REP A    056752108  $      546          6,226       6,226                6,226
BRF - BRASIL FOODS SA ADR              SPONSORED ADR     10552T107  $   45,485      2,057,233   2,057,233            2,057,233
CIA BRASILEIRA DE DISTRIBUICAO GRUPO
 PAO DE ACUCAR                         SPN ADR PFD CL A  20440T201  $   26,464        496,703     496,703              496,703
CHINA UNICOM - ADR                     SPONSORED ADR     16945R104  $      140         10,385      10,385               10,385
CIA ENERGETICA DE MINAS GERAIS - ADR   SP ADR N-V PFD    204409601  $      302         25,521      25,521               25,521
CTRIP COM INTERNATIONAL LTD            AMERICAN DEP SHS  22943F100  $   12,110        566,418     566,418              566,418
CEMEX SAB NEW - ADR - CPO              SPON ADR NEW      151290889  $      333         27,252      27,252               27,252
CENTRAIS ELETRICAS BRASILEIRAS SA ADR  SPONSORED ADR     15234Q207  $       70         20,479      20,479               20,479
ECOPETROL SA-SPONSORED ADR             SPONSORED ADS     279158109  $    3,710         68,052      68,052               68,052
NEW ORIENTAL EDUCATION & TECHN         SPON ADR          647581107  $   10,544        585,796     585,796              585,796
CIA PARANAENSE DE ENERGIA ADR          SPON ADR PFD      20441B407  $    2,439        157,665     157,665              157,665
ENERSIS SA ADR                         SPONSORED ADR     29274F104  $      438         22,746      22,746               22,746
EMPRESA NACIONAL DE ELECTRICIDAD
SA/CHILE ADR                           SPONSORED ADR     29244T101  $      308          5,806       5,806                5,806
EMBRAER SA-ADR                         SP ADR REP 4 COM  29082A107  $      266          7,464       7,464                7,464
FOMENTO ECONOMICO MEXICANO
S.A. DE C.V.-ADR                       SPON ADR UNITS    344419106  $      810          7,140       7,140                7,140
GOLD FIELDS LTD                        SPONSORED ADR     38059T106  $      173         22,314      22,314               22,314
GERDAU SA -SPON ADR                    SPON ADR REP PFD  373737105  $      633         82,049      82,049               82,049
HDFC BANK LTD ADR                      ADR REPS 3SHS     40415F101  $      299          7,994       7,994                7,994
INFOSYS LTD                            SPONSORED ADR     456788108  $      614         11,384      11,384               11,384
ITAU UNIBANCO HOLDING SA ADR           SPON ADR REP PFD  465562106  $      863         48,497      48,497               48,497
LATAM AIRLINES GRP SA ADR              SPONSORED ADR     51817R106  $   23,010      1,058,421   1,058,421            1,058,421
MOBILE TELESYSTEMS -SP ADR             SPONSORED ADR     607409109  $      364         17,527      17,527               17,527
MINDRAY MEDICAL INTERNATIONAL          SPON ADR          602675100  $      418         10,470      10,470               10,470
OI SA ADR                              SPN ADR REP PFD   670851203  $       72         23,720      23,720               23,720
PETROLEO BRASILEIRO SA - ADR           SPONSORED ADR     71654V408  $      988         59,615      59,615               59,615
DR REDDY'S LABORATORIES LTD ADR        ADR               256135203  $      278          8,602       8,602                8,602
CIA DE SANEAMENTO BASICO DO
ESTADO DE SAO PAULO                    SPONSORED ADR     20441A102  $      274          5,742       5,742                5,742
CIA SIDERURGICA NACIONAL               SPONSORED ADR     20440W105  $      380         84,919      84,919               84,919
STERLITE INDUSTRIES INDIA              ADS               859737207  $      193         27,602      27,602               27,602
TELEKOMUNIKASI INDONESIA TBK P         SPONSORED ADR     715684106  $      489         10,856      10,856               10,856
TATA MOTORS LTD ADR                    SPONSORED ADR     876568502  $      226          9,257       9,257                9,257
GRUPO TELEVISA S.A. SPONSORED
 ADR                                   SPON ADR REP ORD  40049J206  $      234          8,792       8,792                8,792
ULTRAPAR PARTICIPACOES SA ADR          SP ADR REP COM    90400P101  $      466         18,356      18,356               18,356
VALE SA - ADR                          ADR               91912E105  $    1,134         65,568      65,568               65,568
VALE SA ADR                            ADR REPSTG PFD    91912E204  $      340         20,568      20,568               20,568
TELEFONICA BRASIL-ADR                  SPONSORED ADR     87936R106  $      307         11,496      11,496               11,496
WIPRO LTD ADR                          SPON ADR 1 SH     97651M109  $      169         16,764      16,764               16,764





* All the securities listed within this column are stated as "SH".